Payables and Other Non-current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Composition of Payables and Other Non-Current Liabilities
The composition of “Payables and other non-current liabilities” of the Telefónica Group at December 31, 2021 and December 31, 2020 is as follows:

Millions of euros	12/31/2021	12/31/2020
Payables	1,733	1,452
Trade payables	236	101
Payables for spectrum acquisition	1,361	1,195
Other payables	136	156
Other non-current liabilities	1,356	1,109
Contractual liabilities (Note 23)	829	762
Deferred revenue	217	193
Current tax payables	310	154
Total	3,089	2,561